(John Hancock Global Focused Strategies Fund - Classes A, C, I and R6) | (John Hancock Global Focused Strategies Fund)
INVESTMENT OBJECTIVE
To seek long-term total return.
FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers). More information about these and other discounts is available from your financial representative and on pages 19 to 21 of this prospectus under "Sales charge reductions and waivers" or pages 153 to 157 of the fund's Statement of Additional Information under "Sales Charges on Class A, Class B, and Class C Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - - (John Hancock Global Focused Strategies Fund) - USD ($)	Class A		Class C	Class I	Class R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00%		none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	1.00%	none	none
Small account fee (for fund account balances under $1,000) ($)	$ 20		$ 20	none	none
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (John Hancock Global Focused Strategies Fund)		Class A	Class C	Class I	Class R6
Management fee		1.55%	1.55%	1.55%	1.55%
Distribution and service (Rule 12b-1) fees		0.25%	1.00%	none	none
Other expenses		1.09%	1.09%	1.08%	0.99%
Total annual fund operating expenses		2.89%	3.64%	2.63%	2.54%
Contractual expense reimbursement	[1]	(0.90%)	(0.90%)	(0.90%)	(0.90%)
Total annual fund operating expenses after expense reimbursements		1.99%	2.74%	1.73%	1.64%
[1]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 1.62% of average net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on February 28, 2019, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example - (John Hancock Global Focused Strategies Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	692	1,270	1,872	3,492
Class C	377	1,032	1,807	3,839
Class I	176	732	1,315	2,897
Class R6	167	705	1,270	2,808

Not Sold
Expense Example, No Redemption - (John Hancock Global Focused Strategies Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	277	1,032	1,807	3,839

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 91% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments, in pursuing its investment objective.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations, including preferred and convertible securities. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including higher-yielding below-investment-grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors. Under normal market conditions, at least 40% of the value of the fund's net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States.

The fund also may invest extensively in derivative instruments, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. The fund may invest in futures, options, foreign currency forward contracts, and swaps (including, but not limited to, credit default swaps, inflation swaps, interest rate swaps, variance swaps and total return swaps). The fund can take long and short positions in markets, securities and groups of securities through derivative instruments. The fund may at times emphasize total return swaps, based on individual securities or a basket of securities, including both equity and fixed-income securities.

The manager employs a "global multi-asset strategy" through a fusion of macroeconomic and microeconomic capabilities, and seeks to achieve long-term total return by delivering a diversified global portfolio that makes use of multiple strategies across various asset classes. It aims to exploit market cyclicality and a diverse array of inefficiencies across and within global markets to maximize risk-adjusted absolute return by investing in listed equity, equity-related and debt securities, and derivatives or other instruments, both for investment and hedging purposes. "Equity related" securities may include depositary receipts, as well as common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

The manager manages the fund's investment strategies dynamically over time, and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. As a result, the fund may experience high portfolio turnover. The fund's strategies seek to deliver returns commensurate with reasonable levels of risk and tangible diversification benefits, while having both sufficient liquidity and capacity to benefit the fund in a significant way.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. In addition, although the manager aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

Shanghai-Hong Kong Stock Connect Program (Stock Connect) Risk. The fund's investments in eligible renminbi-denominated class A shares of equity securities that are listed and traded on the Shanghai Stock Exchange (SSE) (China A-Shares) through Stock Connect are generally subject to Chinese securities regulations and SSE listing rules. The fund may not sell, purchase, or otherwise transfer China A-Shares other than via Stock Connect, which may restrict or preclude the fund's ability to invest in China A-Shares. Stock Connect is subject to quota limitations when purchasing securities, which may restrict the fund's ability to trade via Stock Connect on a timely basis. This may impact the fund's ability to implement its investment strategy effectively.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Regulatory changes in derivative markets could impact the cost of or the fund's ability to engage in derivative transactions. Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps; foreign currency forward contracts; futures contracts; interest rate swaps; options; swaps; and total return swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer's Board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock's value can depend heavily upon the underlying common stock's value.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I and Class R6).

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Best quarter: Q2 '17, 1.34% Worst quarter: Q4 '17, -0.52%
Average annual total returns (%)—as of 12/31/17
Average Annual Total Returns - (John Hancock Global Focused Strategies Fund) -	1 Year	Since inception	Inception Date
Class A	(2.49%)	(3.40%)	Apr. 13, 2016
Class A | after tax on distributions	(2.67%)	(3.62%)	Apr. 13, 2016
Class A | after tax on distributions, with sale	(1.26%)	(2.61%)	Apr. 13, 2016
Class C	0.96%	(1.19%)	Apr. 13, 2016
Class I	2.90%	(0.23%)	Apr. 13, 2016
Class R6	3.01%	(0.12%)	Apr. 13, 2016
ICE Bank of America Merrill Lynch U.S. Dollar 6-Month LIBOR Constant Maturity Index	1.23%	1.07%	Apr. 13, 2016